Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Related Party
Revenue related parties	¥ 147,921	¥ 44,710